additional statement of cash flow information (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Net change in non-cash operating working capital
Accounts receivable	$ (34)	$ 53	$ 169	$ 115
Inventories	17	6	50	(3)
Contract assets	(3)	(11)	(3)	3
Prepaid expenses	(26)	(63)	(147)	(186)
Accounts payable and accrued liabilities	194	70	(164)	(111)
Income and other taxes receivable and payable, net	87	7	172	(85)
Advance billings and customer deposits	(7)	4	(16)	47
Provisions	13	(10)	4	(61)
Total	241	56	65	(281)
Cash payments for capital assets, excluding spectrum licences
Property, plant and equipment	(639)	(655)	(1,160)	(1,227)
Intangible assets	(158)	(155)	(295)	(309)
Total	(797)	(810)	(1,455)	(1,536)
Additions arising from non-monetary transactions	6		14	2
Capital expenditures	(791)	(810)	(1,441)	(1,534)
Change in associated non-cash investing working capital	56	56	(32)	(16)
Total	$ (735)	$ (754)	(1,473)	(1,550)
Issue of shares by subsidiary to non-controlling interest
Issue of shares			43	1
Non-monetary issue of shares in business combination			(19)
Cash proceeds on share issuance			24	1
Transaction costs and other				$ (1)
Total issue of shares by subsidiary to non-controlling interest - Issued or received			$ 24